Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)
Related Party Transactions (Details) [Line Items]
Interest associated with loan		$ 678,000
Borrowing amount		1,800,000
Loan repaid amount		2,800,000
Hong Kong Dewang Limited [Member]
Related Party Transactions (Details) [Line Items]
Loan obtained amount		6,481,700	$ 17,632,000
Interest rate, percentage			4.75%	4.75%	4.75%
Zhejiang Wansi Computer Manufacturing Company Limited [Member]
Related Party Transactions (Details) [Line Items]
Lease expense	$ 31,647	29,582	$ 29,545
Zhejiang Wansi Computer Manufacturing Company Limited [Member] | Minimum [Member]
Related Party Transactions (Details) [Line Items]
Lease terms	2 years
Zhejiang Wansi Computer Manufacturing Company Limited [Member] | Maximum [Member]
Related Party Transactions (Details) [Line Items]
Lease terms	3 years
Hangzhou Yiquansheng Communication Technology Co., Ltd. [Member]
Related Party Transactions (Details) [Line Items]
Lease terms	31 months
Lease expense	$ 378,652
Mr. Dong Hu [Member]
Related Party Transactions (Details) [Line Items]
Borrowing amount		749,949
Gain on disposal (in Yuan Renminbi) | ¥					¥ 500,000
Mr. Dong Hu [Member] | Hangzhou Yiquansheng Communication Technology Co., Ltd. [Member]
Related Party Transactions (Details) [Line Items]
Borrowing amount		$ 562,000
Shubo Qian [Member]
Related Party Transactions (Details) [Line Items]
Borrowing amount			1,050,000
Jun Hu [Member]
Related Party Transactions (Details) [Line Items]
Borrowing amount			$ 2,081,000	¥ 14,500,000